GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Changes in goodwill [abstract]
Summary of reconciliation of goodwill	The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2020		$970
Foreign exchange		(121)
Balance, as at December 31, 2021		849
Foreign exchange		(126)
Balance, as at December 31, 2022		$723